Northern Lights Fund Trust IV

Sage ESG Intermediate Credit ETF

Incorporated herein by reference is the definitive version of the Prospectus and Statement of Additional Information for Sage ESG Intermediate Credit ETF filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 9, 2019 (SEC Accession No.: 0001580642-19-005486).